SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE (Details)	12 Months Ended
	May 31, 2023	May 31, 2022
Income Tax Disclosure [Abstract]
Income taxes at Federal statutory rate	21.00%	21.00%
Discounts and interest on notes	(1.90%)	(10.80%)
Contributed service	(0.30%)	(7.20%)
State taxes	(2.40%)	1.00%
Change in valuation allowance	(20.10%)	(4.00%)
Income tax provision	(3.70%)	0.00%